ACQUISITIONS AND DISPOSITIONS Acquisition (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 NewPage Holdings Inc	Feb. 28, 2014 Bucksport Energy LLC [Member] subsidiary
Business Acquisition [Line Items]
Other (income) loss, net	$ 9,585	$ 5,100	$ 100	$ 100	$ 2,572	$ (100)	$ 0	$ (22,100)	$ 29,600	$ 7,965	$ 7,379	$ 26,042	$ 9,600
Ownership of steam and electricity produced		28.00%								28.00%				72.00%
Number of Subsidiaries														2